CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,191,593)	$ (2,662,979)	$ (4,016,746)	$ (3,260,225)	$ (18,936,800)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation and amortization	18,420	18,453	24,450	40,804	274,408
Non-cash fair value of common stock issued for consulting	45,550	110,500	110,500		179,538
Share-based compensation related to employee stock options	371,912	265,354	544,503	1,569,037	3,056,859
Amortization of debt discount				8,646	19,292
Non-cash fair value of stock options issued to non-employees for consulting	153,761	4,642	8,787		1,528,513
Non-cash fair value of warrants issued to non-employees		73,220	134,420		134,420
Expenses paid by issuance of preferred and common stock		70,000	70,000		247,650
Loss on fixed asset dispositions			1,145		72,695
Non-cash interest expense on beneficial conversion	27,500				27,500
Gain on debt and accounts payable settlement	(6,594)	(133,142)	(133,142)	(124,889)	(1,622,752)
Loss on early extinguishment of debt				61,419	61,419
Net loss on sale of trading securities	828				828
Unrealized loss on trading securities	232,859				232,859
Gain on revaluation of derivative warrant liabilitiy	(55,576)				(55,576)
(Increase) decrease in:
Accounts receivable					50,000
Prepaid expenses and other	51,129	(63,773)	(27,019)	(34,526)	(26,181)
Increase (decrease) in:
Accounts payable	277,048	(114,336)	(56,090)	(318,211)	927,077
Accrued expenses	73,524	(18,482)	58,496	(222,051)	667,034
Net Cash Used by Operating Activities	(2,001,232)	(2,450,543)	(3,280,696)	(2,279,996)	(13,161,217)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of investments, net	13,940				13,940
Cash paid for intangible assets				(22,500)	(161,609)
Net cash received in acquisition				69	69
Cash paid for purchase of property and equipment	(2,046)	(38,435)	(40,929)	(163,424)	(415,018)
Net Cash Used by Investing Activities	11,894	(38,435)	(40,929)	(185,855)	(562,618)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of notes - stockholders, net	330,000				1,730,000
Proceeds from issuance of short-term convertible notes				195,000	608,165
Advances from stockholders					679,500
Proceeds from sale of common stock, net			1,360,572	4,129,579	8,430,920
Proceeds from sale of preferred stock, net	478,185			1,395,000	2,398,185
Net Cash Provided by Financing Activities	808,185		1,360,572	5,719,579	13,846,770
Net Increase (Decrease) in Cash and Cash Equivalents	(1,181,153)	(2,488,978)	(1,961,053)	3,253,728	122,935
Cash and Cash Equivalents, Beginning of Period	1,304,088	3,265,141	3,265,141	11,413
Cash and Cash Equivalents, End of Period	122,935	776,163	1,304,088	3,265,141	122,935
Supplemental Cash Flow Disclosures:
Interest expense paid in cash
Tax paid	1,662
Supplemental Non-Cash Disclosure:
Conversion of preferred stock to common stock					288
Notes payable - stockholder - settled in common stock				735,000	2,135,000
Accrued interest - stockholder - settled in common stock				78,680	188,569
Notes payable - stockholder - settled in preferred stock	275,000				2,135,000
Accrued interest - stockholder - settled in common stock					188,569
Preferred Stock Dividend	(1,497,981)	(124,137)	(167,945)	(977,388)	(2,643,314)
Advances from stockholders settled in common stock					679,500
Accounts payable settled in common stock				367,600	471,472
Accounts payable settled in common stock options					30,500
Accrued expenses settled in common stock options					3,000
Decrease in accounts payable related to fixed asset disposition					133,314
Decrease in accounts payable related to settlement	6,594	133,142	133,142	124,889	1,622,752
Decrease in accrued expenses related to settlement					3,000
Increase in accounts receivable related to common stock issuance					50,000
Warrants issued with convertible notes payable				7,474	7,474
Accrued expenses settled in preferred stock	15,000				15,000
Sale of preferred stock for marketable equity securities	3,495,385				3,495,385
Fair value of warrants issued to Series B holders	2,183,161				2,183,161
Fair value of warrants issued to Series B placement agents	$ 22,499				$ 22,499